Mar. 16, 2018
Principal Funds, Inc.
Supplement dated March 16, 2018
to the Statutory Prospectus dated December 31, 2017
(as supplemented on January 8, 2018 and January 30, 2018)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Real Estate Debt Income Fund
REAL ESTATE DEBT INCOME FUND
Under Principal Investment Strategies, delete the third paragraph.
Under Principal Risks, delete Non-Diversification Risk.